Risk management - Spain Companies Portfolio (Details) - SPAIN € in Millions	Dec. 31, 2019 EUR (€)
Credit risk
Risk exposure	€ 213,668
Percent at risk	21.00%
SMEs and Corporates
Credit risk
Risk exposure	€ 134,508
Percent at risk	63.00%
Non-performing rate (as a percent)	7.31%